PREPAIDS	12 Months Ended
Nov. 30, 2021
Disclosure Prepaids Abstract
PREPAIDS	5. PREPAIDS As at November 30, 2021, prepaids includes $nil (2020 - $285,714) for a marketing campaign that is being expensed over the term of the campaign.